UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04670

DWS Global/International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  1/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2013 (Unaudited)

DWS Global Small Cap Growth Fund
	Shares	Value ($)
Common Stocks 96.8%
Australia 0.6%
Austal Ltd.*	961,677	697,694
Sunshine Heart, Inc.* (a) (b)	271,593	1,588,819

(Cost $3,738,137)		2,286,513
Austria 2.1%
AMS AG	25,600	3,153,331
Andritz AG	84,469	5,562,721

(Cost $6,461,937)		8,716,052
Bermuda 1.3%
Energy XXI (Bermuda) Ltd. (a)	59,477	1,862,820
Lazard Ltd. "A"	103,096	3,572,276

(Cost $4,448,004)		5,435,096
Brazil 0.9%
Fleury SA (Cost $3,694,212)	315,457	3,524,703
Canada 1.6%
Americas Petrogas, Inc.*	599,342	1,514,279
SunOpta, Inc.*	697,794	4,996,205

(Cost $7,986,769)		6,510,484
Channel Islands 0.7%
Randgold Resources Ltd. (ADR) (Cost $1,855,215)	31,193	2,937,133
China 1.8%
Charm Communications, Inc. (ADR) (a)	341,847	1,657,958
Minth Group Ltd.	4,297,653	5,853,870

(Cost $5,636,457)		7,511,828
Cyprus 0.8%
ProSafe SE (Cost $2,298,297)	333,670	3,170,812
Denmark 0.7%
GN Store Nord AS (Cost $2,244,754)	174,842	2,842,217
France 1.4%
Flamel Technologies SA (ADR)*	510,242	2,076,685
JC Decaux SA	128,039	3,567,189

(Cost $10,163,347)		5,643,874
Germany 4.2%
Fresenius Medical Care AG & Co. KGaA	37,941	2,675,836
Gerresheimer AG*	40,470	2,082,184
M.A.X. Automation AG	605,286	3,486,805
Rational AG	12,975	3,932,490
United Internet AG (Registered)	219,193	5,096,949

(Cost $7,076,228)		17,274,264
Gibraltar 0.3%
Bwin.Party Digital Entertainment PLC (Cost $2,554,309)	618,743	1,092,208
Hong Kong 4.0%
K Wah International Holdings Ltd.	11,920,985	6,939,054
REXLot Holdings Ltd.	63,054,506	5,446,344
Techtronic Industries Co., Ltd.	1,978,440	4,006,715

(Cost $9,615,104)		16,392,113
Ireland 4.4%
C&C Group PLC	759,245	4,945,130
Paddy Power PLC	90,205	7,483,786
Ryanair Holdings PLC	725,360	5,416,746

(Cost $4,227,437)		17,845,662
Israel 0.4%
EZchip Semiconductor Ltd.* (a) (b) (Cost $1,887,467)	56,872	1,751,089
Italy 1.2%
Banca Popolare dell'Emilia Romagna Scrl	246,727	2,177,316
Prysmian SpA	131,598	2,816,925

(Cost $4,486,974)		4,994,241
Japan 8.3%
Ai Holdings Corp.	285,034	2,370,701
Avex Group Holdings, Inc.	89,681	2,420,563
Hajime Construction Co., Ltd.	99,318	4,202,483
Kusuri No Aoki Co., Ltd. (a)	71,279	3,740,862
Medical System Network Co., Ltd.	361,109	1,590,418
MISUMI Group, Inc.	143,172	3,741,557
Nippon Seiki Co., Ltd.	309,738	3,666,682
OSG Corp.	208,055	2,696,274
Sumikin Bussan Corp.	1,265,572	4,025,248
United Arrows Ltd.	135,997	3,289,648
Universal Entertainment Corp.	126,738	2,403,056

(Cost $30,123,181)		34,147,492
Korea 0.4%
Interojo Co., Ltd. (Cost $1,851,921)	142,344	1,653,279
Luxembourg 0.7%
L'Occitane International SA (Cost $1,814,049)	924,659	2,776,540
Malaysia 0.7%
Hartalega Holdings Bhd. (Cost $1,845,264)	2,108,823	3,042,666
Netherlands 4.1%
Brunel International NV	72,789	3,899,867
Chicago Bridge & Iron Co. NV (c)	64,144	3,259,157
Koninklijke Vopak NV	80,844	5,521,931
SBM Offshore NV*	267,526	4,077,166

(Cost $7,523,068)		16,758,121
Philippines 2.0%
Alliance Global Group, Inc.	11,326,198	5,269,984
GT Capital Holdings, Inc.	184,687	3,125,662

(Cost $6,028,309)		8,395,646
Singapore 1.4%
Lian Beng Group Ltd.	5,947,354	2,065,805
Yongnam Holdings Ltd.	16,662,632	3,572,439

(Cost $5,314,169)		5,638,244
Switzerland 1.9%
Dufry AG (Registered)*	35,232	4,811,954
Partners Group Holding AG	12,501	2,935,454

(Cost $4,937,502)		7,747,408
Thailand 0.9%
Malee Sampran Factory PCL (Cost $3,100,100)	766,320	3,623,445
United Kingdom 9.0%
ARM Holdings PLC	144,894	1,983,434
Ashmore Group PLC	720,707	4,082,780
Babcock International Group PLC	477,077	7,851,217
Burberry Group PLC	135,161	2,910,148
Domino's Pizza Group PLC	383,203	3,128,245
Filtrona PLC	274,772	2,510,400
Hargreaves Lansdown PLC	255,980	2,807,315
IG Group Holdings PLC	395,276	2,795,919
John Wood Group PLC	284,520	3,629,667
Rotork PLC	120,002	5,037,678

(Cost $19,505,386)		36,736,803
United States 41.0%
Advance Auto Parts, Inc.	37,677	2,770,013
Aecom Technology Corp.*	108,228	2,767,390
Aeropostale, Inc.*	160,480	2,171,294
Affiliated Managers Group, Inc.*	29,854	4,296,886
Altra Holdings, Inc.	90,209	2,160,506
Applied Industrial Technologies, Inc.	69,007	3,033,548
Ascena Retail Group, Inc.*	98,892	1,676,219
athenahealth, Inc.* (a)	28,964	2,504,517
BE Aerospace, Inc.*	99,911	5,144,417
BorgWarner, Inc.* (a)	38,988	2,892,130
Cardtronics, Inc.*	82,336	2,131,679
Catamaran Corp.*	78,391	4,067,709
Cognex Corp.	51,627	2,047,527
CONMED Corp.	88,488	2,598,893
Deckers Outdoor Corp.* (a)	54,527	2,178,354
Derma Sciences, Inc.* (a)	189,300	2,315,139
Dresser-Rand Group, Inc.*	66,746	4,074,843
Furiex Pharmaceuticals, Inc.*	32,299	1,038,413
Green Mountain Coffee Roasters, Inc.* (a)	104,111	4,740,174
Guess?, Inc. (a)	94,068	2,548,302
Hain Celestial Group, Inc.* (a)	32,262	1,838,611
Harris Corp. (a)	70,433	3,254,005
Haynes International, Inc.	48,178	2,462,859
HeartWare International, Inc.* (a)	30,660	2,771,051
Hi-Tech Pharmacal Co., Inc. (a)	108,771	3,981,019
Jarden Corp.	78,420	4,614,233
Jefferies Group, Inc.	176,160	3,510,869
Joy Global, Inc.	27,368	1,728,837
Manitowoc Co., Inc. (a)	279,312	4,915,891
MICROS Systems, Inc.*	47,531	2,187,852
NIC, Inc.	180,401	2,940,536
NxStage Medical, Inc.*	195,870	2,291,679
Oasis Petroleum, Inc.*	56,361	2,022,233
Ocwen Financial Corp.*	80,756	3,147,061
Oil States International, Inc.*	48,406	3,755,337
Pacira Pharmaceuticals, Inc.* (a)	332,150	6,437,067
PTC, Inc.*	95,711	2,218,581
Roadrunner Transportation Systems, Inc.*	58,381	1,174,042
Rockwood Holdings, Inc.	47,830	2,617,736
Rosetta Resources, Inc.*	42,417	2,248,949
Sauer-Danfoss, Inc.	30,178	1,619,653
Schweitzer-Mauduit International, Inc.	101,977	4,154,543
Signature Bank*	49,728	3,676,391
Stericycle, Inc.*	20,984	1,979,840
Tenneco, Inc.*	81,459	2,847,807
Thoratec Corp.*	128,654	4,699,731
TIBCO Software, Inc.*	64,896	1,521,162
TiVo, Inc.*	227,136	3,029,994
TreeHouse Foods, Inc.*	59,731	3,161,562
United Rentals, Inc.*	64,268	3,253,246
Urban Outfitters, Inc.*	102,640	4,391,966
VeriFone Systems, Inc.*	61,641	2,140,176
WABCO Holdings, Inc.*	62,052	3,888,178
Waddell & Reed Financial, Inc. "A"	105,555	4,190,533
WageWorks, Inc.*	150,115	2,996,295
Zions Bancorp. (a)	133,377	3,110,352

(Cost $119,146,345)		167,937,830

Total Common Stocks (Cost $279,563,942)		396,385,763
Warrants 0.0%
Malaysia
Hartalega Holdings Bhd., Expiration Date 5/29/2015* (Cost $0)	219,112	39,780
Securities Lending Collateral 9.8%
Daily Assets Fund Institutional, 0.17% (d) (e) (Cost $40,029,135)	40,029,135	40,029,135
Cash Equivalents 4.5%
Central Cash Management Fund, 0.11% (d) (Cost $18,486,299)	18,486,299	18,486,299

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $338,079,376) †	111.1	454,940,977
Other Assets and Liabilities, Net	(11.1)	(45,431,733)

Net Assets	100.0	409,509,244

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $338,355,386.  At January 31, 2013, net unrealized appreciation for all securities based on tax cost was $116,585,591.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $134,373,669 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $17,788,078.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2013 amounted to $36,024,919, which is 8.8% of net assets.
(b)	Listed on the NASDAQ Stock Market, Inc.
(c)	Listed on the New York Stock Exchange.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
At January 31, 2013 the DWS Global Small Cap Growth Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks & Warrants
Industrials	103,516,381	26.1%
Consumer Discretionary	84,807,707	21.4%
Health Care	53,821,805	13.6%
Financials	50,367,868	12.7%
Information Technology	35,827,016	9.0%
Consumer Staples	27,045,989	6.8%
Energy	26,356,106	6.7%
Materials	14,682,671	3.7%
Total	396,425,543	100.0%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2013 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks & Warrants
Australia	$1,588,819	$697,694	$—	$2,286,513
Austria	—	8,716,052	—	8,716,052
Bermuda	5,435,096	—	—	5,435,096
Brazil	3,524,703	—	—	3,524,703
Canada	6,510,484	—	—	6,510,484
Channel Islands	2,937,133	—	—	2,937,133
China	1,657,958	5,853,870	—	7,511,828
Cyprus	—	3,170,812	—	3,170,812
Denmark	—	2,842,217	—	2,842,217
France	2,076,685	3,567,189	—	5,643,874
Germany	—	17,274,264	—	17,274,264
Gibraltar	—	1,092,208	—	1,092,208
Hong Kong	—	16,392,113	—	16,392,113
Ireland	—	17,845,662	—	17,845,662
Israel	1,751,089	—	—	1,751,089
Italy	—	4,994,241	—	4,994,241
Japan	—	34,147,492	—	34,147,492
Korea	—	1,653,279	—	1,653,279
Luxembourg	—	2,776,540	—	2,776,540
Malaysia	—	3,042,666	39,780	3,082,446
Netherlands	3,259,157	13,498,964	—	16,758,121
Philippines	—	8,395,646	—	8,395,646
Singapore	—	5,638,244	—	5,638,244
Switzerland	—	7,747,408	—	7,747,408
Thailand	—	3,623,445	—	3,623,445
United Kingdom	—	36,736,803	—	36,736,803
United States	167,937,830	—	—	167,937,830
Short-Term Investments (d)	58,515,434	—	—	58,515,434
Total	$255,194,388	$199,706,809	$39,780	$454,940,977
There have been no transfers between fair value measurement levels during the period ended January 31, 2013.

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Small Cap Growth Fund, a series of DWS Global/International Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 20, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 20, 2013